Condensed Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Accounts Receivable, Allowance for Credit Loss, Current	$ 317	$ 174	$ 29
Notes Payable, Related Parties, Current	$ 8,718	$ 7,498	$ 6,715
Preferred stock, Par value		$ 0.0001
Preferred stock, authorized		26,668,190
Common stock per share	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, authorized	80,000,000	55,000,000	47,768,774
Common stock, Issued	11,262,988	10,355,315	10,319,260
Common stock, outstanding	11,262,988	10,355,315	10,319,260
Series A Preferred Stock [Member]
Preferred stock, Par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, authorized	12,671,911	12,671,911	12,671,911
Preferred stock, issued	12,671,911	12,671,911	12,671,911
Preferred stock, outstanding	12,671,911	12,671,911	12,671,911
Preferred Stock, Liquidation Preference, Value	$ 52,809	$ 52,809	$ 52,809
Series B Preferred Stock [Member]
Preferred stock, Par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, authorized	4,869,754	4,869,754	4,869,754
Preferred stock, issued	4,869,754	4,869,754	4,869,754
Preferred stock, outstanding	4,869,754	4,869,754	4,869,754
Preferred Stock, Liquidation Preference, Value	$ 35,228	$ 35,228	$ 35,228
Series C preferred stock [Member]
Preferred stock, Par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, authorized	9,126,525	9,126,525	9,126,525
Preferred stock, issued	7,592,402	7,506,273	7,506,273
Preferred stock, outstanding	7,592,402	7,506,273	7,506,273
Preferred Stock, Liquidation Preference, Value	$ 66,113	$ 65,222	$ 65,222